INCOME TAX (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INCOME TAX [Abstract]
INCOME TAX
NOTE 10. INCOME TAX

The Company’s net deferred tax assets are as follows:

	March 31, 2021	December 31, 2020
Deferred tax asset
Net operating loss carryforward	$10,920	$10,861
Change in fair value of warrants	753,532	—
Organizational costs/Startup expenses	456,120	78,848
Total deferred tax asset	1,220,572	89,709
Valuation allowance	(1,220,572)	(89,709)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	March 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(1,220,572)	(89,709)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,220,572	89,709
Income tax provision	$—	$—

As of March 31, 2021, the Company had a U.S. federal net operating loss carryover of approximately $52,000 available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For three months ended March 31, 2021, the change in the valuation allowance was $1,220,572.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at March 31, 2021 is as follows:

March 31, 2021

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	-13.2%
Change in valuation allowance	-7.8%
Income tax provision	0.0%

NOTE 11. INCOME TAX

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Net operating loss carryforward	$10,861
Organizational costs/Startup expenses	78,848
Total deferred tax asset	89,709
Valuation allowance	(89,709)
Deferred tax asset, net of allowance	$—

The income tax provision consists of the following:

December 31, 2020
Federal
Current	$—
Deferred	(89,709)

State
Current	$—
Deferred	—
Change in valuation allowance	89,709
Income tax provision	$—

As of December 31, 2020, the Company had a U.S. federal net operating loss carryover of approximately $52,000 available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from June 23, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $89,709.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31, 2020

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	(18.9%)
Change in valuation allowance	(2.1%)
Income tax provision	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.